Segment Operating Results and Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net revenues
Revenues	¥ 25,691,911	¥ 22,064,192	¥ 18,583,653
Operating expenses	23,399,799	20,743,304	18,228,026
Operating income (loss)	2,292,112	1,320,888	355,627
Assets	41,437,473	35,483,317	30,650,965
Investment in equity method investees	2,429,576	2,102,584	1,914,129
Depreciation expenses	1,250,853	1,105,109	1,067,830
Capital expenditure	2,678,691	1,974,152	1,532,082
Sales to external customers
Net revenues
Revenues	25,691,911	22,064,192	18,583,653
Automotive
Net revenues
Revenues	23,781,404	20,419,100	16,994,546
Operating expenses	21,842,626	19,474,396	16,972,863
Operating income (loss)	1,938,778	944,704	21,683
Assets	14,275,376	13,179,741	12,261,814
Investment in equity method investees	2,343,217	2,033,040	1,877,720
Depreciation expenses	789,266	745,880	744,067
Capital expenditure	1,044,510	937,695	796,839
Automotive | Sales to external customers
Net revenues
Revenues	23,733,855	20,378,762	16,964,378
Automotive | Inter-segment sales and transfers
Net revenues
Revenues	47,549	40,338	30,168
Financial Services
Net revenues
Revenues	1,421,047	1,170,670	1,100,324
Operating expenses	1,126,156	854,850	793,886
Operating income (loss)	294,891	315,820	306,438
Assets	18,943,587	16,231,473	13,172,548
Investment in equity method investees	7,129	4,925	3,887
Depreciation expenses	437,896	336,528	298,757
Capital expenditure	1,624,944	1,005,326	683,161
Financial Services | Sales to external customers
Net revenues
Revenues	1,379,267	1,150,042	1,071,737
Financial Services | Inter-segment sales and transfers
Net revenues
Revenues	41,780	20,628	28,587
All Other
Net revenues
Revenues	1,151,280	1,066,461	1,048,915
Operating expenses	1,087,010	1,012,845	1,006,853
Operating income (loss)	64,270	53,616	42,062
Assets	1,597,297	1,310,115	1,161,224
Investment in equity method investees	9,418	6,968	4,765
Depreciation expenses	23,691	22,701	25,006
Capital expenditure	39,930	29,286	35,340
All Other | Sales to external customers
Net revenues
Revenues	578,789	535,388	547,538
All Other | Inter-segment sales and transfers
Net revenues
Revenues	572,491	531,073	501,377
Inter-segment Elimination
Net revenues
Revenues	(661,820)	(592,039)	(560,132)
Operating expenses	(655,993)	(598,787)	(545,576)
Operating income (loss)	(5,827)	6,748	(14,556)
Assets	6,621,213	4,761,988	4,055,379
Investment in equity method investees	69,812	57,651	27,757
Capital expenditure	(30,693)	1,845	16,742
Inter-segment Elimination | Inter-segment sales and transfers
Net revenues
Revenues	¥ (661,820)	¥ (592,039)	¥ (560,132)